Note 10 - Taxes on Income (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2013 Y	Jul. 31, 2012
Schedule of Investments [Abstract]
Net operating loss carry-forward, Canada	$ 946,867	$ 731,940
Year NOL's begin to expire, Canada	Jan. 01, 2024
Net Operating Loss carry-forwards, Greece	$ 903,205	$ 898,515
Number of years Losses may be carried forward, Greece	5